Lease Assets - Additional Information (Detail)			3 Months Ended		12 Months Ended
	Nov. 01, 2019	Sep. 04, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2020 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease term	18 months
Right of use asset amortisation			$ 5,685		$ 3,778
Interest expenses on lease			4,464		3,340
Lease term		62 months
Lease rent		$ 8,320
Repayment of lease liabilities			$ 3,946		$ 5,100
Events After Reporting Period [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset						$ 442,684
Lease liability						$ 442,684